Capitalized Acquisition Costs, Net - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Capitalized Contract Cost [Line Items]
Capitalized acquisition cost, net	$ 29.3		$ 29.3		$ 26.4
Capitalized acquisition cost, gross carrying value	47.9		47.9		39.2
Capitalized acquisition cost, accumulated amortization	$ 18.6		$ 18.6		$ 12.8
Capitalized acquisition costs, weighted average amortization period	4 years		4 years		4 years
Cost of Sales
Capitalized Contract Cost [Line Items]
Capitalized acquisition cost, amortization expense	$ 3.7	$ 5.0	$ 7.0	$ 9.7